Subsequent events (Details)									1 Months Ended		12 Months Ended
	Jun. 05, 2020 USD ($)	May 19, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 13, 2020 USD ($)	Mar. 13, 2020 USD ($)	Feb. 17, 2020 USD ($) Rig	Jul. 31, 2019 $ / shares shares	May 31, 2018 USD ($)	Jun. 15, 2020 USD ($) $ / shares shares	May 31, 2020 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Jun. 15, 2020 kr / shares	Jun. 04, 2020 USD ($) $ / shares shares	Apr. 22, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 15, 2020 USD ($)	Sep. 27, 2019 USD ($) $ / shares shares	Sep. 26, 2019 USD ($) $ / shares shares	Jun. 26, 2019 $ / shares	Jun. 21, 2019 $ / shares	May 30, 2018 $ / shares shares	Mar. 23, 2018 $ / shares shares
Financing Arrangements [Abstract]
Final delivery installment											$ 300,000,000	$ 754,000,000
Financing agreement											1,679,700,000	1,149,600,000
Commitments related to delivery instalments classified as due in 1-3 years											0
Gain (loss) on sale of rigs											6,400,000	18,800,000	$ 0
Revenues											334,100,000	164,900,000	100,000
Proceeds from of sale of rigs											7,100,000	41,600,000	$ 0
Book value of rig impaired											2,100,000	18,800,000
Completion of Equity Offering [Abstract]
Subscription and allocation of new depositary receipts (in shares) | shares							5,000,000
Subscription price (in dollars per share) | $ / shares							$ 9.30																$ 23.00	$ 23.00
Issued capital											5,600,000	5,300,000
Outstanding capital											$ 5,600,000	$ 5,300,000
Common stock, shares issued (in shares) | shares											112,278,065	106,528,065	95,658,500
Common stock, shares outstanding (in shares) | shares											110,818,351	105,068,351
Common stock, par or nominal value (in dollars per share) | $ / shares											$ 0.05	$ 0.05							$ 0.05	$ 0.05	$ 0.05	$ 0.01
Authorized share capital											$ 6,900,000	$ 6,300,000							$ 6,875,000	$ 6,250,000
Authorized share capital (in shares) | shares											137,500,000	125,000,000							137,500,000	125,000,000			1,528,065	9,341,500
Keppel Rigs [Member]
Financing Arrangements [Abstract]
Financing agreement											$ 86,400,000
Total consideration								$ 742,500,000
Subsequent Event [Member]
Financing Arrangements [Abstract]
Commitments related to delivery instalments classified as due in 1-3 years																	$ 294,800,000
Number of shares purchased under its forward contracts (in shares) | shares										4,260,000
Completion of Equity Offering [Abstract]
Subscription and allocation of new depositary receipts (in shares) | shares									46,153,846
Subscription price (in dollars per share) | (per share)									$ 0.65					kr 6.45
Gross proceeds from equity offerings	$ 30,000,000								$ 30,000,000
Increase in issued capital									2,307,692
Increase in outstanding capital									2,307,692
Issued capital									7,921,559.55
Outstanding capital									$ 7,921,559.55
Common stock, shares issued (in shares) | shares									158,431,911
Common stock, shares outstanding (in shares) | shares									158,431,911
Common stock, par or nominal value (in dollars per share) | $ / shares									$ 0.05						$ 0.05
Authorized share capital															$ 9,182,692.30
Authorized share capital (in shares) | shares															183,653,846
Subsequent Event [Member] | COVID-19 [Member]
Financing Arrangements [Abstract]
Revenues				$ (16,000,000)
Subsequent Event [Member] | Keppel Rigs [Member]
Financing Arrangements [Abstract]
Financing agreement						$ 100,000,000
Number of rigs to be delivered on condition of full repayment of facility | Rig						2
Period of delivery carried out after repayment of facility						180 days
Change in delivery dates will reclass onerous contract liabilities from current to non-current						$ 54,500,000
Commitments related to delivery instalments classified as due in 1-3 years																	$ 294,800,000
Subsequent Event [Member] | Heimdal [Member]
Financing Arrangements [Abstract]
Final delivery installment																		$ 86,400,000
Subsequent Event [Member] | B391 [Member]
Financing Arrangements [Abstract]
Total consideration					$ 800,000
Gain (loss) on sale of rigs					$ (400,000)
Subsequent Event [Member] | Hild [Member]
Financing Arrangements [Abstract]
Final delivery installment																$ 86,400,000
Subsequent Event [Member] | B152 and Dhabi II [Member]
Financing Arrangements [Abstract]
Gain (loss) on sale of rigs			$ 11,800,000
Proceeds from of sale of rigs			$ 15,800,000
Subsequent Event [Member] | MSS1 [Member]
Financing Arrangements [Abstract]
Proceeds from of sale of rigs		$ 2,200,000
Book value of rig impaired		$ 18,400,000